SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

Separate from the equity investment discussed in Footnote 9 above, on July 1, 2025, the Company acquired the AI-powered consumer home search portal and related technology assets of Flyhomes, Inc. for a total purchase price of $3.25 million. The acquired assets are expected to enhance the Company’s digital offerings. We expect to account for this transaction as a business combination and are currently in the process of determining the initial purchase accounting for this transaction.